Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Operating Segments Explanatory
All of the Company’s revenues were earned in the United States and all of the Company’s non-financial
long-lived assets are located in the United States.

December 31, 2019	Retail	Production	Real Estate	Pure Ratios	Corporate	Total
Revenues	$22,058	$3,333	$4,528	$1,207	$—	$31,126
Depreciation and amortization	$1,999	$1,944	$—	$193	$—	$4,136
Interest income	$—	$—	$—	$—	$85	$85
Interest expense	$90	$655	$60	$15	$5,650	$6,470
Other income	$—	$—	$—	$—	$2,500	$2,500
Share based compensation	$—	$—	$—	$—	$5,913	$5,913
Gain on valuation of derivative liability	$—	$—	$—	$—	$5,317	$5,317
Income (loss) before income taxes	$(18,741)	$(112,859)	$3,004	$(20,556)	$(30,377)	$(179,529)
Income taxes	$1,377	$—	$—	$—	$—	$1,377
Total assets	$37,365	$84,216	$55,203	$18,467	$8,668	$203,919

December 31, 2018	Retail	Production	Real Estate	Pure Ratios	Corporate	Total
Revenues	$3,766	$—	$—	$—	$—	$3,766
Depreciation and amortization	$331	$49	$—	$—	$5	$385
Interest income	$—	$—	$—	$—	$1	$1
Interest expense	$—	$—	$—	$—	$1,545	$1,545
Other income	$—	$—	$—	$—	$3,800	$3,800
Share based compensation	$—	$—	$—	$—	$1,188	$1,188
Income (loss) before income taxes	$(1,049)	$(1,430)	$—	$—	$(7,469)	$(9,948)
Income taxes	$105	$—	$—	$—	$—	$105
Total assets	$23,429	$31,090	$—	$—	$5,950	$60,469